Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 17, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2015	Feb. 17, 2015
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000			500,000,000
Common stock, par value		$ 0.01			$ 0.01
Preferred stock, par value					$ 0.01
Shares of preferred stock					50,000,000
Preferred Stock, Shares Issued					0
Preferred stock outstanding					0
Capital contribution					$ 107,837	$ 334,226	$ 89,437
Common stock issued	2,297,100				27,500,000
Common stock offering price	$ 15.00
Proceeds from exercise of over-allotment	$ 32,600
Previous owner capital contributions			$ 25,000		$ 97,000	208,376
Capital contributions received from members			$ 13,280		13,280	125,098	97,546
KKR
Class of Stock [Line Items]
Stock issued during period shares, acquisitions		5,518,125
Stock issued during period value, acquisitions		$ 60,800
Previous Owner
Class of Stock [Line Items]
Capital contribution				$ 208,376	97,000
Property contribution				$ 40,100
Excess of investment cost over book value acquired								$ 26,600	$ 16,100
Predecessor
Class of Stock [Line Items]
Capital contribution					$ 10,837	$ 125,850	$ 89,437
Promissory note advances to fund future capital commitments and carried an interest rate					2.50%
Common Stock
Class of Stock [Line Items]
Common stock issued	2,297,100	7,815,225			27,500,000